Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Ener-Core, Inc.
Entity Central Index Key	0001495536
Document Type	S-1
Amendment Flag	true
Amendment Description

This Post-Effective Amendment No. 1, or Post-Effective Amendment, relates to the Registration Statement on Form S-1 of Ener-Core, Inc. pertaining to 937,500 shares of our common stock, par value $0.0001 per share, which was initially filed with the Securities and Exchange Commission on May 2, 2016 (File No. 333-211048), as amended, and was declared effective by the Securities and Exchange Commission on June 28, 2016, or the Registration Statement. This Post-Effective Amendment is being filed to update certain financial and other information contained in the prospectus and includes the financials and the notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2015 and Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2016 and certain other updated information contained in the Registration Statement.

No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2016